BENEFITS TO EMPLOYEES - Social security plans (Details) - Social security plan benefits - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet
Present value of actuarial obligations partially or totally hedged	R$ 27,357,876	R$ 32,654,956
Fair value of plan assets	(23,780,227)	(27,983,826)
Realizable Assets	(535,595)	(504,955)
Fixed Income Investments	25,680,500	27,222,524
Investments in variable Income	5,066,214	6,366,796
Real Estate Investments	741,066	872,022
Structured Investments	1,281,176	1,957,898
Loans and Financing	652,629	779,374
Investment abroad	304,996	429,010
Others	43,676	32,038
Assets of defined contribution plans	(9,422,527)	(9,107,431)
Operating liabilities	(146,552)	(176,735)
Contingent liabilities	(215,484)	(178,198)
Investment Funds	(174,479)	(207,267)
Administrative Funds	(454,391)	(399,858)
Social Security Funds	(114,134)	(112,491)
Net Liabilities / (Assets)	4,938,491	5,839,349
Effect of asset ceiling
Balance Sheet
Assets Immediately Available	(1,942)	(1,189)
Net Liabilities / (Assets)	R$ 1,360,842	R$ 1,168,219